LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of components of lease expense and supplemental cash flow information

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Total variable lease cost	2,067	1,139	119	1.3
Finance lease cost:
Amortization of right-of-use assets	977	1,893	3,240	36.1
Interest on lease liabilities	683	1,557	2,719	30.3
Total finance lease cost	1,660	3,450	5,959	66.4

Schedule of supplemental balance sheet information

	2022	2023	2023
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	28,646	35,522	396.1
Operating lease liabilities – current (Note 4)	10,963	9,797	109.2
Operating lease liabilities – non-current	17,609	25,556	284.9
Total operating lease liabilities	28,572	35,353	394.1

Finance lease liabilities – current (Note 4)	2,788	4,097	45.7
Finance lease liabilities – non-current	21,185	27,600	307.7
Total finance lease liabilities	23,973	31,697	353.4

Schedule of maturities of operating lease liabilities

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2024	13,216	147.4	7,087	79.0
2025	11,876	132.4	9,289	103.6
2026	8,754	97.6	8,897	99.2
2027	4,536	50.5	6,498	72.5
2028	2,652	29.5	3,269	36.4
Thereafter	2,732	30.6	8,611	96.0
Total lease payments	43,766	488.0	43,651	486.7

Less imputed interest	(8,413)	(93.9)	(11,954)	(133.3)
Total	35,353	394.1	31,697	353.4

Schedule of maturities of finance lease liabilities

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2024	13,216	147.4	7,087	79.0
2025	11,876	132.4	9,289	103.6
2026	8,754	97.6	8,897	99.2
2027	4,536	50.5	6,498	72.5
2028	2,652	29.5	3,269	36.4
Thereafter	2,732	30.6	8,611	96.0
Total lease payments	43,766	488.0	43,651	486.7

Less imputed interest	(8,413)	(93.9)	(11,954)	(133.3)
Total	35,353	394.1	31,697	353.4

Schedule of Lease term and Discount rate

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
Operating leases	3.6	3.9	7.4%	11.0%
Finance leases	6.8	5.6	8.6%	10.1%

Schedule of future minimum rental payments receivable for net investment

	December 31, 2023
	RUB	$
Year ended December 31,
2024	5,253	58.6
2025	5,161	57.5
2026	3,547	39.5
2027	1,541	17.2
2028	163	1.9
Total undiscounted rental payments	15,665	174.7

Less unearned interest	(3,314)	(37.0)
Net investment in the lease	12,351	137.7